Note 23 - Income Taxes (Details Textual) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Deferred Tax Assets, Operating Loss Carryforwards, Foreign		€ 13,642
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration		€ 55,530
U.S Subsidiary Taxable Net Income Subject to Lower Taxes with New Tax Law, Minimum | $			$ 0.1
Effective Income Tax Rate Reconciliation, at French Corporate Income Tax Rate, Percent		28.00%
Income Tax Examination, Penalties and Interest Expense, Total				€ 0	€ 0	€ 0
Forecast [Member]
Effective Income Tax Rate Reconciliation, at French Corporate Income Tax Rate, Percent	25.00%
Foreign Tax Authority [Member]
Operating Loss Carryforwards, Total		€ 57,701
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%	21.00%
Foreign Tax Authority [Member] | Minimum [Member] | Internal Revenue Service (IRS) [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent					15.00%
Foreign Tax Authority [Member] | Maximum [Member] | Internal Revenue Service (IRS) [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent					39.00%
Foreign Tax Authority [Member] | EDAP TMS S.A. [Member]
Operating Loss Carryforwards, Total		31,359
Foreign Tax Authority [Member] | EDAP Technomed Inc. [Member]
Operating Loss Carryforwards, Total		22,413
Foreign Tax Authority [Member] | Edap Technomed Co Ltd Japan [Member]
Operating Loss Carryforwards, Total		2,171
Foreign Tax Authority [Member] | EDAP Technomed Italia S.R.L. [Member]
Operating Loss Carryforwards, Total		€ 1,758